BALANCE SHEET	Dec. 31, 2020 USD ($)
ASSETS
Cash	$ 172,854
Deferred offering costs	37,042
TOTAL ASSETS	209,896
Current liabilities
Accrued expenses	1,000
Accrued offering costs	25,000
Promissory notes - related parties	160,000
Total Current Liabilities	186,000
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,000,000 shares (1) authorized; no shares issued and outstanding		[1]
Additional paid-in capital	24,281
Accumulated deficit	(1,104)
Total Stockholders' (Deficit) Equity	23,896
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	209,896
Class A common stock
Stockholders' Equity
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 7,187,500 shares issued and outstanding, at September 30, 2021 and December 31, 2020		[1]
Class B common stock
Stockholders' Equity
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 7,187,500 shares issued and outstanding, at September 30, 2021 and December 31, 2020	$ 719	[1],[2]

[1]	Prior to the approval of the Amended and Restated Certificate of Incorporation on February 4, 2021, the Company was authorized to issue 70,000,0000 shares, consisting of 60,000,000 shares of Class A common stock and 10,000,000 shares of Class B common stock and 1,000,000 preferred stock.
[2]	Included an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).